Operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Revenue
Revenue from sanitation services (i)	R$ 23,894,855	R$ 21,513,442	R$ 18,629,959
Construction revenue	6,225,871	5,600,332	4,863,752
Water/Sewage deduction account (FAUSP) (a)	(395,179)
Financial asset (indemnity) (ii)	9,151,310
Sales tax	(2,632,653)	(1,457,125)	(1,363,628)
Regulatory, Control and Oversight Fee (TRCF) (iii)	(98,727)	(84,593)	(74,363)
Net operating revenue	R$ 36,145,477	R$ 25,572,056	R$ 22,055,720